Consolidated statement of comprehensive income € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Consolidated statement of comprehensive income
Profit/(loss) for the financial year:	€ 2,788	€ (6,079)	€ (5,122)
Items that may be reclassified to the income statement in subsequent years:
Gains/(losses) on revaluation of available-for-sale investments, net of tax	9	2	(3)
Foreign exchange translation differences, net of tax	(1,909)	(1,201)	(3,030)
Foreign exchange (gains)/losses transferred to the income statement	(80)		282
Fair value (gains)/losses transferred to the income statement		4
Other, net of tax	(339)	110	56
Total items that may be reclassified to the income statement in subsequent years	(2,319)	(1,085)	(2,695)
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax	(70)	(272)	174
Total items that will not be reclassified to the income statement in subsequent years	(70)	(272)	174
Other comprehensive expense	(2,389)	(1,357)	(2,521)
Total comprehensive income/(expense) for the year	399	(7,436)	(7,643)
Attributable to:
Owners of the parent	187	(7,535)	(7,579)
Non-controlling interests	212	99	(64)
Total comprehensive income/(expense) for the year	€ 399	€ (7,436)	€ (7,643)